Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Pensions and postretirement benefits other than pensions	$ 337	$ 86
Inventory	45	40
Reserves and accruals	269	272
Net operating loss and credit carryforwards	565	592
Fixed assets and intangibles	55	47
Other	52	84
Total deferred tax assets	1,323	1,121
Valuation allowance for deferred tax assets	(250)	(273)
Total deferred tax assets net	1,073	848
Deferred tax liabilities:
Pensions and postretirement benefits other than pensions	(180)	(287)
Fixed assets and intangibles	(207)	(190)
Undistributed earnings of foreign subsidiaries	(131)	(142)
Deferred gain	(66)	(69)
Other	(72)	(72)
Total deferred tax liabilities	(656)	(760)
Net deferred taxes	$ 417	$ 88